Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	As of December 31,
	2025	2024
	USD thousands
Balance in USD	8,053	7,050
Balance in other currencies	664	351
Total cash and cash equivalents	8,717	7,401